HEDGE ACCOUNTING - Interest rate swaps and cross currency swaps (Details) $ in Thousands, $ in Millions	Dec. 31, 2025 USD ($) contract	Dec. 31, 2025 COP ($) contract	Dec. 31, 2024 USD ($) contract	Dec. 31, 2024 COP ($) contract
Disclosure of detailed information about hedging instruments [line items]
Hedging derivatives		$ 236,558		$ 54,019
Other accounts receivable [member] | Banco de Bogota S.A. | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount Hedged Item Thousands of U.S. dollar	$ 330,921		$ 320,195
Notional amount contracts forward U.S. dollars	330,921		320,195
% hedged	100.00%	100.00%	100.00%	100.00%
Hedging derivatives		$ 1,243,297		$ 1,411,786
# of contracts	1	1	1	1
Other accounts receivable [member] | Corficolombiana | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount Hedged Item Thousands of U.S. dollar	$ 4,416		$ 5,373
Notional amount contracts forward U.S. dollars	4,416		5,373
% hedged	100.00%	100.00%	100.00%	100.00%
# of contracts | contract	9	9	11	11
Financial obligations [member] | Banco de Bogota S.A. | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount Hedged Item Thousands of U.S. dollar	$ 1,320,970		$ 896,761
Notional amount contracts forward U.S. dollars	1,323,000		897,700
% hedged	100.00%	100.00%	100.00%	100.00%
Hedging derivatives		$ 4,872,318		$ 3,884,510
# of contracts | contract	70	70	49	49